5. Bank Premises and Equipment	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
5. Bank Premises and Equipment

The major classes of bank premises and equipment and accumulated depreciation and amortization at December 31 were as follows:

	2012	2011

Buildings and improvements	$10,762,761	$10,668,590
Land and land improvements	2,403,921	2,378,813
Furniture and equipment	7,340,676	7,011,347
Leasehold improvements	1,302,395	1,296,405
Capital lease	976,907	976,907
Other prepaid assets	175,507	17,490
	22,962,167	22,349,552
Less accumulated depreciation and amortization	(10,718,847)	(9,634,326)
	$12,243,320	$12,715,226

The Company is obligated under non-cancelable operating leases for bank premises expiring in various years through 2016, with options to renew. Minimum future rental payments for these leases with original terms in excess of one year as of December 31, 2012 for each of the next five years and in aggregate are:

2013	$171,374
2014	147,083
2015	123,028
2016	55,000
2017	0
$496,485

Total rental expense amounted to $230,756 and $222,180 for the years ended December 31, 2012 and 2011, respectively.

Capital lease obligations

The following is a schedule by years of future minimum lease payments under capital leases, together with the present value of the net minimum lease payments as of December 31, 2012:

2013	$ 123,755
2014	126,255
2015	129,755
2016	129,755
2017	133,255
Subsequent to 2017	420,657
Total minimum lease payments	1,063,432
Less amount representing interest	(288,731)
Present value of net minimum lease payments	$ 774,701